Note 2 - Summary of Significant Accounting Policies - Impact of Adopted Accounting Standards (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Prepaid expenses and other current assets	$ 410	$ 273	$ 292
Operating lease right-of-use asset	2,538	3,188
Current portion of operating lease liabilities	537	605
Operating lease liabilities	$ 1,935	2,564
Accounting Standards Update 2016-02 [Member]
Prepaid expenses and other current assets		(19)
Operating lease right-of-use asset		3,188
Current portion of operating lease liabilities		605
Operating lease liabilities		$ 2,564